UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21260
                                                      ---------


                           CM Advisers Family of Funds
                          ----------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Scott Van Den Berg
              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------


             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

                                        PROXY VOTING RECORDS

Item 1.  PROXY VOTING RECORD.

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PEERLESS MFG. CO.
Ticker: PMFG
CUSIP: 705514
Annual Meeting Date: 11/18/2004

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
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        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


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THE READER'S DIGEST ASSOCIATION, INC
Ticker: RDA
CUSIP: 755267
Annual Meeting Date: 11/19/2004

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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HELMERICH & PAYNE, INC.
Ticker: HP
CUSIP: 423452
Annual Meeting Date: 03/02/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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MYERS INDUSTRIES, INC.
Ticker: MYE
CUSIP: 628464
Annual Meeting Date: 04/20/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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SONOCO PRODUCTS COMPANY
Ticker: SON
CUSIP: 835495
Annual Meeting Date: 04/20/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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AMPCO-PITTSBURGH CORPORATION
Ticker: AP
CUSIP: 032037
Annual Meeting Date: 04/28/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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THE DIXIE GROUP, INC.
Ticker: DXYN
CUSIP: 255519
Annual Meeting Date: 05/03/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS


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IMATION CORP.
Ticker: IMN
CUSIP: 45245A
Annual Meeting Date: 05/04/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS

        03            Management            For              Against      ADOPT INCENTIVE STOCK OPTION PLAN


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MAXWELL TECHNOLOGIES, INC.
Ticker: MXWL
CUSIP: 577767
Annual Meeting Date: 05/05/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS

        03            Management            For                For        ADOPT STOCK PURCHASE PLAN

        04            Management            For                For        ADOPT INCENTIVE STOCK OPTION PLAN


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TRINITY INDUSTRIES, INC.
Ticker: TRN
CUSIP: 896522
Annual Meeting Date: 05/09/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


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EASTMAN KODAK COMPANY
Ticker: EK
CUSIP: 277461
Annual Meeting Date: 05/11/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS

        03            Management            For              Against      ADOPT OMNIBUS STOCK OPTION PLAN

        04            Management            For                For        AMEND OMNIBUS STOCK OPTION PLAN

        05            Management            For                For        APPROVE CHARTER AMENDMENT

        06            Management            For                For        APPROVE CHARTER AMENDMENT

        07            Management            For                For        APPROVE CHARTER AMENDMENT


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NS GROUP, INC.
Ticker: NSS
CUSIP: 628916
Annual Meeting Date: 05/11/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        AMEND OMNIBUS STOCK OPTION PLAN

        03            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


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TRANSOCEAN INC.
Ticker: RIG
CUSIP: G90078
Annual Meeting Date: 05/12/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        AMEND STOCK PURCHASE PLAN

        03            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS

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OMNICARE, INC.
Ticker: OCR
CUSIP: 681904
Annual Meeting Date: 05/17/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


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CDI CORP.
Ticker: CDI
CUSIP: 125071
Annual Meeting Date: 05/24/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS


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LAYNE CHRISTENSEN COMPANY
Ticker: LAYN
CUSIP: 521050
Annual Meeting Date: 06/09/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02           Shareholder          Against              For        REPORT ON EMPLOYEES EARNING OVER $100,000


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CPI CORP.
Ticker: CPY
CUSIP: 125902
Annual Meeting Date: 06/23/2005

     Proposal                           Management's           Vote
      Number           Sponsor         Recommendation          Cast                    Proposal
------------------------------------------------------------------------------------------------------------------------------------

        01            Management            For                For        ELECTION OF DIRECTORS

        02            Management            For                For        AMEND RESTRICTED STOCK AWARD PLAN

        03            Management            For                For        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CM Advisers Family of Funds


By: (Signature and Title)           /s/ Arnold Van Den Berg
                                    _________________________________
                                    Arnold Van Den Berg
                                    Trustee, Chairman, President, and
                                    Principal Executive Officer

Date: August 24, 2005